Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Material Accounting Policies
Consolidation

3.1.	Consolidation

The Consolidated financial statements include BRF and the subsidiaries (note 1.1) of which BRF has direct or indirect control, obtained when the Company is exposed to or has right to variable returns and has the power to influence such subsidiaries.

The financial information of the subsidiaries was prepared using the same accounting policies.

All transactions and balances between BRF and its subsidiaries have been eliminated upon consolidation, as well as the unrealized profits or losses arising from these transactions, net of taxes. Non-controlling interests are presented separately.

Except for the associates PR-SAD Administração de Bem Próprio S.A. and Potengi Holdings S.A., in which the Company recognizes the investments by the equity method, all other entities presented in the table in note 1.1. were consolidated.

Functional currency and foreign currency

3.2.	Functional currency and foreign currency

The financial statements are presented in Reais (R$), which is the Company's functional and presentation currency.

For transactions in foreign currency, non-monetary assets and liabilities, as well as income and expenses, are translated at the historical rate of the transaction, monetary assets and liabilities are translated at the exchange rate at the end of the year, and the cumulative effects of gains or losses on the translation of monetary items are recorded directly in the income statement for the year.

The Statements of Income (Loss) and the Statements of Cash Flows of subsidiaries with a functional currency other than the Parent Company are translated into Reais at the exchange rate obtained by averaging the daily rates for each month, assets and liabilities are translated at the exchange rate at the end of the year and other equity items are translated at the historical transaction rate. All exchange differences are recorded in Other Comprehensive Income.

The main exchange rates used by the Company to translate the financial information of subsidiaries with a currency different from the Parent Company's functional currency were as follows:

Currency	Final rate	Average rate
U.S. Dollars ("USD")	6.1923	6.0970
Euro ("EUR")	6.4363	6.3834
Turkish Liras ("TRY")	0.1751	0.1743
Argentinian Peso ("ARS")	0.0060	0.0060
Saudi Arabian Riyal ("SAR")	1.6489	1.6233
United Arab Emirates Dirhan ("AED")	1.6861	1.6601

Hyperinflationary economies

3.3.	Hyperinflationary economies

The Company has subsidiaries in countries considered to be hyperinflationary economies, currently Turkey and Argentina, which are subject to the requirements of IAS 29 - Accounting in Hyperinflationary Economies. The following practices have been adopted for these subsidiaries: non-monetary assets and liabilities, shareholders' equity and the income statement are adjusted for the change in the general purchasing power of the currency by applying a general price index. The balances of these subsidiaries were translated into the presentation currency at the exchange rate in force at the end of the year, both for equity and income items.

For new cases, when an economy becomes hyperinflationary, the correction of the balance sheet balances up to the previous year of the subsidiary in which it is located in this economy is recorded under the heading of accumulated profits and losses, since the functional currency of the Parent Company is not the currency of a hyperinflationary economy.

3.3.1. Turkey

The inflation in the year ended December 31, 2024, was 44.4% (65.0% for the year ended on December 31, 2023). In the Consolidated financial information for the year ended December 31, 2024, the inflation adjustment affected the Income before financial results and income taxes in R$(102,540) (R$(306,213) for the year ended on December 31, 2023), and revenue was calculated which impacted Financial Result by R$341,052 (R$560,665 for the year ended December 31, 2023) and Net Profit by R$234,975 (R$210,603 in the same period of the previous year).

3.4.2. Argentina

Inflation in the year ended on December 31, 2024, was 117.8% (211.4% for the year ended on December 31, 2023). In the Consolidated financial information for the year ended December 31, 2024, the inflation adjustment impacted the Income before Financial Results in the amount of R$(502) (R$1,474 for the year ended December 31, 2023), Financial Result by R$(6,420) (R$(11,961) for the year ended December 31, 2023) and Net Profit (Loss) by R$(10,132) (R$(12,089) for the year ended December 31, 2023).

Accounting judgments, estimates and assumptions

3.4.	Accounting judgments, estimates and assumptions

The Management made the following judgments which have a material impact on the amounts recognized in the financial statements:

Note	Accounting judgments, estimates and assumptions
17	Determination or change of the probability of exercise of a renewal option or anticipated termination of the lease agreements
14	Determination of recoverable amount non-financial assets. Main assumptions: discount and growth rates
6 e 23	Determination of loss rate in the measurement of expected credit losses
8	Determination of fair value of biological assets due to significant unobservable inputs
13 and 14	Reduction factor on technical useful lives such as deterioration, obsolescence and influence of external factors when determining the useful lives of property, plant, equipment and intangible assets with definite useful life
19	Actuarial assumptions on measurement of employee benefits liabilities
20	Assessment of the loss probability and liability measurement on provision for tax, civil and labor risks

Contingent assets

3.5.	Contingent assets

Contingent assets are possible assets to which existence needs to be confirmed by the occurrence or not of one or more uncertain future events. The Company does not record contingent assets, however when the inflow of economic benefits is more likely than not to occur, the contingent assets are disclosed.

Employee and management profit sharing

3.6.	Employee and management profit sharing

Employees are entitled to profit sharing based on certain targets agreed upon on an annual basis, whereas directors are entitled to profit sharing based on the provisions of the bylaws, proposed by the Board of Directors and approved by the shareholders. The profit-sharing amount expected to be paid is recognized by function in the statement of income (loss), according to the probability of the target´s achievement.

Standards issued but not yet effective

3.7.	Standards issued but not yet effective

The following amendments to standards have been issued by IASB but are not effective for the 2024 year:

• Amendments to IAS 28 - Investments in Associates, Subsidiaries and Joint Ventures and ICPC 09 - Individual Financial Statements, Separate Financial Statements, Consolidated Financial Statements and Application of the Equity Method - Implementation on January 1, 2025;

• Amendments to IAS 21, - Effects of Changes in Foreign Exchange Rates and Translation of Financial Statements and Amendments to IAS 21 (previous version) - Effects of Changes in Foreign Exchange Rates and Translation of Financial Statements and IFRS 1 - Initial Adoption of International Accounting Standards - Implementation on January 1, 2025;

• Technical Guidance OCPC 10: Carbon Credits (tCO2e), Emission Allowances and Decarbonization Credits (CBIO) - Implementation on January 1, 2025.

• IAS 12 – International Tax Reform – In December 2021, the Organization for Economic Cooperation and Development (“OECD”) released the rules of the Pillar Two model for international tax reform, which apply to multinational groups with consolidated revenues of €750 million or more in at least two of the last four fiscal years.

Multinational economic groups within the scope of these rules will have to calculate their effective tax rate in each country where they operate, arriving at an effective tax rate for the jurisdiction.

When the effective tax rate in the jurisdiction where the group operates is lower than the minimum rate set at 15%, the multinational group will have to pay a supplementary amount of tax on its profit, referring to the difference between this rate and the effective tax rate in the jurisdiction where the group operates.

Since 2024, the Company has been subject to the OECD's Pillar Two model rules in Austria, South Africa, the Netherlands, the United Kingdom and Turkey, with no significant impacts for these jurisdictions.

At the same time, Brazil published Provisional Measure 1.262, Normative Instruction 2.228/24 and Law 15.079/24, which instituted the Qualified Domestic Minimum Top-Up Tax (QDMTT) in the form of Additional CSLL, effective from 01.01.25, characterizing a partial adoption of the Pillar Two rules;

• CVM Resolution No. 193/23, as amended by CVM Resolution No. 219/24 - Provides for the preparation and disclosure of financial information reports related to sustainability, based on the international standard issued by the International Sustainability Standards Board (“ISSB”) - Implementation on January 1, 2026;

• Amendments to IFRS 18: Presentation and Disclosure in Financial Statements - Implementation on January 1, 2027;

• Amendments to IFRS 19: Subsidiaries without Public Liability: Disclosures - Implementation on January 1, 2027.